Shareholders' Equity - Shares Issued in Customer Co-Investment Program (Details) - EUR (€) € in Millions	1 Months Ended
	Nov. 30, 2012	Oct. 31, 2012	Sep. 12, 2012
Schedule Of Stockholders Equity [Line Items]
Net proceeds from shares issued under CCIP	€ 3,850
Foundation Intel [Member]
Schedule Of Stockholders Equity [Line Items]
Shares issued related to Ccip			62,977,877
Foundation Administration Office Samsung [Member]
Schedule Of Stockholders Equity [Line Items]
Shares issued related to Ccip			12,595,575
Foundation Administration Office TSMC [Member]
Schedule Of Stockholders Equity [Line Items]
Shares issued related to Ccip		20,992,625